Basis of Presentation (Details Textuals)	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2011	Sep. 30, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Risk-free interest rate	0.75%	0.30%	0.33%
Percentage of volatility of the market price of common stock	94.40%	76.20%	78.60%
Expected average term of the warrant used		2 years 6 months
Method used to calculate fair value of warrants		Black-Scholes pricing model